FAIR VALUE MEASUREMENTS - Summary of Company's Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 47,692,000	$ 63,396,000	$ 36,970,000
Marketable securities	264,000
Trade receivables	2,061,000	2,011,000
Restricted cash	4,663,000
Trade payables and accrued liabilities	38,050,000
Borrowings	48,943,000	33,398,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	$ 0
Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Marketable securities	264,000
Trade receivables	0
Restricted cash	0
Trade payables and accrued liabilities	0
Borrowings	0
Fair value through P&L
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Marketable securities	0
Trade receivables	0
Restricted cash	0
Trade payables and accrued liabilities	0
Borrowings	0
Amortized cost
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	47,692,000
Marketable securities	0
Trade receivables	2,061,000
Restricted cash	4,663,000
Trade payables and accrued liabilities	38,050,000
Borrowings	$ 48,943,000